Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Unit Basic And Diluted [Line Items]
Subordinated units converted in to common units	One-for-one basis
Net Income	$ (426)	$ (16,479)	$ (13,089)
KNOT [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions	2,400	2,100	600
IDR Holders [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net Income	$ 2,400	$ 2,100	$ 600